SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION

23. SHARE-BASED COMPENSATION

23.1 Stock options granted by the Company

On December 15, 2004, in connection with its initial public offering, the Company adopted a share option plan (“2004 Option Plan”) that provides for the issuance of up to 1,345,430 ordinary shares. The share option plan has a term of five years unless terminated earlier by shareholders and the Board of Directors. Under the share option plan, the directors may, at their discretion, grant any senior executives (including directors) and employees of the Company, its subsidiaries and affiliated companies share options to subscribe for shares. In December 2006, the Company increased the number of ordinary shares reserved under the 2004 Option Plan to 2,449,614 shares and extended the term of plan to ten years. In November 2008, the Company increased the number of ordinary shares reserved to 4,449,614 shares. In August 2010, the Company further increased the number of ordinary shares reserved in the 2004 Option Plan to 6,449,614 shares. The maximum contractual term of the awards under this plan shall be no more than five years from the date of grant. The options granted under this plan shall be at the money on the date of grant and typically vest over a three-year period, with one third of the options to vest on the each of the anniversary after the grant date.

On September 1, 2009, the Company modified the exercise prices of certain options granted to directors and employees to US$7.36 per share, the market price on the date of modification. The original exercise price of the modified options ranged from US$12.04 to US$38.54. The Company determined the incremental cost as the excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at that date. As the options have a graded vesting schedule, RMB12.2 million incremental compensation cost was recorded immediately upon modification for the vested portion and the remaining RMB3.4 million was amortized over the remaining vesting period of 2010 to 2011.

As of December 31, 2011, options to purchase 3,806,615 ordinary shares were outstanding and options to purchase 1,565,624 ordinary shares were available for future grant under the 2004 Option Plan. The following table summarizes the Company’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding at January 1, 2011	3,995,882	US$	5.65	4.57	US$	6,061,473
Granted	92,000	US$	4.78
Exercised	(21,474)	US$	5.20
Forfeited	(259,793)	US$	5.43

Outstanding at December 31, 2011	3,806,615	US$	5.64	3.60	US$	6,351,833

Vested and expected to vest at December 31, 2011	3,580,109	US$	5.65	3.58	US$	5,994,648

Exercisable at December 31, 2011	1,682,536	US$	5.98	3.38	US$	2,649,147

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The total intrinsic value of options exercised during the year was nil, US$4,579 and US$41,165 for year ended December 31, 2009, 2010 and 2011 respectively.

The weighted-average grant-date fair value of options granted during the years 2010 and 2011 was US$2.23 and US$1.92, respectively. The fair value of the share options were measured on the respective grant dates based on the Black-Scholes option pricing model, with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield. No options were granted during year 2009.

	For the year ended December 31, 2010		For the year ended December 31, 2011

Risk-free interest rate		0.77%-1.03%		0.33%
Expected life (years)		3.25		3.25
Expected dividend yield		0		0
Volatility		59.24%-60.71%		57.90%
Fair value of options at grant date	US$	2.13-US$2.58	US$	1.92

The fair value of certain options, of which exercise prices were modified in September 2009, were measured on the modification date based on the Black-Scholes option pricing model with the following assumptions:

For the year ended December 31, 2009

Risk-free interest rate		0.08%-1.44%
Expected remaining life (years)		0.13-3.14
Expected dividend yield		0
Volatility		49%-67%

Fair value of incremental cost	US$	0.06-US$2.03

For the years ended December 31, 2009, 2010 and 2011, the Company recorded share-based compensation of RMB58.8 million, RMB24.0 million and RMB17.9 million (US$2.8 million), respectively, for options granted to the Company’s employees and directors, including incremental compensation cost of RMB13.4 million due to modification of option exercise price in September 2009.

As of December 31, 2011, there was approximately RMB26.7 million (US$4.2 million) unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested options. This cost is expected to be recognized over a weighted-average period of 1.75 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

23.2 Equity warrants granted to Incsight Limited (“Incsight”)

Incsight is a company incorporated in the British Virgin Islands and wholly owned by Mr. Jun Zhu, the Chairman of the Board and Chief Executive Officer of the Company. On November 17, 2008, as approved by the Board of Directors, the Company granted equity warrants to Incsight to purchase 552,196 ordinary shares. The Board considered the grant of equity warrants as an incentive to retain Mr. Zhu’s services with the Group, and the Board further noted that Mr. Zhu and the Group agreed that the equity warrants would be forfeited in the event that Mr. Zhu’s services with the Group is terminated voluntarily or involuntarily any time after grant and before vesting. The exercise price of the equity warrants is US$12.04 per share, the market price on the date of grant. The equity warrants would vest over one year with 25% vested at the end of each quarter, commencing from November 17, 2008 and are exercisable no later than November 16, 2011. As of November 16, 2011, none of such warrants were exercised and therefore all such warrants were expired.

The fair value of the equity warrants granted was US$3.68, which was measured on the grant date based on the Black-Scholes pricing model with the following assumptions:

Risk-free interest rate	1.22%
Expected life (years)	1.81
Expected dividend yield	0
Volatility	57%

The Group recorded share-based compensation of RMB12.0 million, nil and nil for equity warrants granted for the years ended December 31, 2009, 2010 and 2011, respectively.

23.3 Ordinary shares granted to Incsight Limited (“Incsight”)

On December 8, 2010, as approved by the Board of Directors, the Company granted 1,500,000 ordinary shares to Incsight which are subject to performance conditions, 500,000 shares granted will vest when the Group achieves breakeven and 1,000,000 shares will vest when the Group’s cumulative profit reaches US$5 million in a quarter subsequent to the quarter in which the Group breaks even. The ordinary shares granted are not entitled to receive dividends until vested. The Board considered the grant of ordinary shares as an incentive to retain Mr. Zhu’s services with the Group. The awarded nonvested shares would be valid for five years from December 8, 2010. It is considered probable the performance targets will be met. The fair value of the granted nonvested shares was US$6.48 per share, the market price on the date of grant. The Group recorded share-based compensation of RMB3.9 million and RMB30.8 million (US$4.9 million) for the years ended December 31, 2010 and 2011, respectively.

23.4 Ordinary shares granted to non-executive directors

In May 2011, the Board of Directors granted 30,000 ordinary shares to each of the Group’s four non-executive directors, which 10,000 ordinary shares vest for each director on July 1 of each year from 2011 to 2013 so long as such directors continue their services during the period. An aggregate of 40,000 ordinary shares vested in July 2011. The fair value of the shares granted was US$6.03 per share, being the market price on the date of the grant. The Group recorded share-based compensation of RMB2.3 million (US$0.4 million) for the year ended December 31, 2011.

23.5 Stock options granted by TDC

In September 2008, TDC, a wholly-owned subsidiary of the Group, approved its 2008 Stock Option Plan (“TDC Option Plan”) that provides for the issuance of up to 30,000 ordinary shares. The share option plan has a term of eight years unless terminated earlier by its shareholders and Board of Directors. On October 1, 2008, TDC granted 18,961,000 options to Mr. Zhu and certain employees of TDC to purchase 18,961 ordinary shares of TDC. Those options will vest over four years commencing from January 1, 2008. The exercise price of the options is HK$0.1 per option. The options will expire on December 31, 2015.

The following table summarizes the TDC’s share option activities with Mr. Zhu and TDC employees:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding at January 1, 2011	16,875,000	HK$	0.10	5.0	Nil
Forfeited	(264,000)	HK$	0.10		Nil

Outstanding at December 31, 2011	16,611,000	HK$	0.10	4.0	Nil

Vested and expected to vest at December 31, 2011	16,611,000	HK$	0.10	4.0	Nil

Exercisable at December 31, 2011	16,611,000	HK$	0.10	4.0	Nil

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The intrinsic value as of December 31, 2011 is calculated as the difference between the estimated fair value at December 31, 2011 and the exercise price of the shares.

The fair value of options granted was RMB0.11, measured on the grant date based on the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.75%
Expected life (years)	5.00
Expected dividend yield	0
Volatility	53%

TDC recorded share-based compensation of RMB0.5 million, RMB0.5 million and RMB0.4 million (US$0.1 million) for options granted for the years ended December 31, 2009, 2010 and 2011, respectively. The share-based compensation was recorded as a component of noncontrolling interest in the consolidated financial statements.

23.6 Stock options granted by Red 5

In February 2006, Red 5 adopted a Stock Incentive Plan (“Red 5 Stock Incentive Plan”) under which Red 5 may grant to its employees, director and consultants stock option to purchase common stock or restricted stock. As of April 6, 2010 and December 31, 2010, 13,626,955 shares were reserved under Red 5 Stock Incentive Plan. In September, 2011, Red 5 further increased the number of common stocks reserved to 22,855,591 shares. If an option shall expire or terminate for any reason without having been exercised in full, the reserved shares subject to such option shall again be available for subsequent option grants under the plan. From the inception of this plan to December 31, 2011, Red 5 granted a total of 27,041,836 options to its employees and directors at the exercise price ranging from US$0.0001 to US$0.2450 per share, which vest over four years commencing from grant date. Options expire within a period of not more than ten years from the grant date. An option granted to a person who is a greater than 10% shareholder on the date of grant may not be exercisable more than five years after the grant date. As of December 31, 2011, option to purchase 19,684,602 share of common stock were outstanding and options to purchase 2,105,703 shares of common stock were available for future grant.

The following table summarizes the Red 5’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding at January 1, 2011	8,389,872	US$	0.136	4.86	US$	78,375
Granted	11,340,283	US$	0.124
Exercised	(30,553)	US$	0.024
Forfeited	(15,000)	US$	0.245

Outstanding at December 31, 2011	19,684,602	US$	0.129	4.95	US$	74,867

Vested and expected to vest at December 31, 2011	19,545,029	US$	0.129	4.95	US$	74,867

Exercisable at December 31, 2011	6,583,539	US$	0.132	4.31	US$	67,659

The options expected to vest are estimated by applying the pre-vesting forfeiture rate assumptions to total unvested options. The total intrinsic value of options exercised for the period from April 6, 2010 to December 31, 2010 and for the year ended December 31, 2011 were US$14,141 and $3,507, respectively.

The fair value of options granted ranged from US$0.012 to US$0.149, measured on the grant date based on the Black-Scholes option pricing model with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate	1.70%-5.00%
Expected life (years)	5.00-6.00
Expected dividend yield	0
Volatility	38.89%-69.36%

Red 5 recorded share-based compensation of RMB1.8 million and RMB1.5 million (US$0.2 million) for options granted for the period from April 6, 2010 to December 31, 2010 and for the year ended December 31, 2011, respectively. The share-based compensation was recorded as a component of noncontrolling interest in the consolidated financial statements.

As of December 31, 2011, there was approximately RMB8.8 million (US$1.4 million) of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested share-based awards granted to Red 5 employees. This cost is expected to be recognized over three and a half years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

23.7 Nonvested equity interest of Jiushi granted to employees

In July 2011, the Group granted 20% equity interest of the newly established Jiushi to two employees as an incentive to retain these two employees’ services, which they will earn over three-year period. The fair value of the granted equity interest was estimated to be RMB2.2 million. The Group recorded share-based compensation of RMB0.4 million (US$0.06 million) for the years ended December 31, 2011.